Operating Expenses (Tables)	6 Months Ended
Jun. 30, 2022
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Components of Operating Expenses
The components of operating expenses include the following:

	Three months ended June 30,		Six months ended June 30,

	2022	2021	2022	2021

Salaries, commissions and allowances	601	608	1,194	1,192
Share-based payments	26	16	47	34
Post-employment benefits	36	37	73	74
Total staff costs	663	661	1,314	1,300
Goods and services (1)	309	279	640	567
Content	65	67	132	138
Telecommunications	9	11	22	23
Facilities	7	12	19	24
Fair value adjustments (2)	(12)	6	(5)	2
Total operating expenses	1,041	1,036	2,122	2,054

(1)	Goods and services include professional fees, consulting and outsourcing services, contractors, selling and marketing, and other general and administrative costs.
(2)	Fair value adjustments primarily represent gains or losses on intercompany balances that arise in the ordinary course of business due to changes in foreign currency exchange rates.